Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2026
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the periods ended September 30, 2026, and 2025 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	160,956	6.97
Granted	635,500	4.91
Cancelled	(76,000)	11.90
Expired	(12,956)	5.60
Outstanding as at September 30, 2026	707,500	7.23
Exercisable as at September 30, 2026	307,500	10.38

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	155,692	18.60
Exercised	(37,192)	5.53
Outstanding as at September 30, 2025	160,956	18.87
Exercisable as at September 30, 2025	160,956	18.87

Schedule of fair values of options granted using the Black-Scholes option pricing model

Other than the 400,000 options with market-based vesting conditions, the fair value of share options granted during the nine months ended September 30, 2026, and 2025, was estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2026	2025
Grant date share price	C$4.80-C$6.62	C$6.64-C$22.75
Exercise price	C$4.80-C$6.50	C$6.60-C$24.50
Expected dividend yield	—	—
Risk free interest rate	3.18%-3.35%	2.60% - 2.77%
Expected life	1-5 years	2-5 years
Expected volatility	122%-138%	119 -136%

Schedule of fair values of options B subordinate voting shares
	2026
Grant date share price	US$	3.44
Exercise price	US$	3.44
Risk free interest rate (continuously compounded)		4.34%
Contractual life		5 years
Expected volatility		119.80%
Number of simulations		50,000

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at September 30, 2026:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
24.50	84,000	3.99	24.50	84,000
6.50	30,000	4.49	6.50	30,000
4.80	565,500	4.89	4.80	165,500
5.16	28,000	0.96	5.16	28,000
7.23	707,500	4.61	10.38	307,500

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the periods ended September 30, 2026, and 2025, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2025	97,600
Converted to common shares	(96,000)
Outstanding as at September 30, 2026	1,600

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding as at September 30, 2025	97,600

Schedule of share-based compensation

The Company recognized share-based compensation for the three and nine months ended September 30, 2026, and 2025 as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Share options (i)	614,633	957,974	755,435	1,632,261
RSUs (ii)	9,840	38,220	774,544	504,789
	624,473	996,194	1,529,979	2,137,050

(i)	Includes $1,030 and $36,875 share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.

(ii)	Includes $11,145 and $Nil share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.